Performance Management	Apr. 30, 2026
Acclivity Small Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in the Small Cap Value Fund by showing how the Small Cap Value Fund’s average annual returns for each full calendar year since the Small Cap Value Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Small Cap Value Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Value Fund will perform in the future. Updated performance information will be available at no cost by calling the Small Cap Value Fund toll-free at 1-855-873-3837 or on the Small Cap Value Fund’s website www.acclivityfunds.com.

Performance Past Does Not Indicate Future [Text]	Remember, the Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Value Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the risks of investing in the Small Cap Value Fund by showing how the Small Cap Value Fund’s average annual returns for each full calendar year since the Small Cap Value Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Class I Shares1 Calendar Year Returns as of December 31
Bar Chart [Table]
[1]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.

Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 33.65% (for the quarter ended December 31, 2020). The worst performance was -38.78% (for the quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	the best performance for a quarter
Highest Quarterly Return	33.65%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	The worst performance
Lowest Quarterly Return	(38.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Small Cap Value Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance [Table]
	One Year	Five Years	Life of Fund*
Class I Shares
Return Before Taxes	5.14%	12.55%	12.63%
Return After Taxes on Distributions	3.73%	11.45%	11.74%
Return After Taxes on Distributions and Sale of Fund Shares	3.40%	9.83%	10.13%
Class N Shares
Return Before Taxes	4.87%	12.36%	12.47%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	17.29%
Morningstar US Small Cap Broad Value Extended Total Return USD Index (reflects no deduction for fees, expenses or taxes)	10.48%	10.32%	11.13%

*	The Acclivity Small Cap Value Fund commenced operations on December 31, 2018.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Small Cap Value Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.

The S&P 500 Total Return Index, a widely accepted, unmanaged index of U.S. stock market performance, is the Fund’s regulatory index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The index does not take into account charges, fees and other expenses.

The Morningstar US Small Cap Broad Value Extended TR USD Index, an index that tracks the performance of US small cap stocks with a value style, aiming for a broad representation of this segment of the market, is a supplemental index of the Small Cap Value Fund that the Adviser believes is more representative of the Fund’s investment universe. The index does not take into account charges, fees and other expenses.

Performance Availability Website Address [Text]	www.acclivityfunds.com
Performance Availability Phone [Text]	1-855-873-3837
Dynamic International Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in the Dynamic International Opportunity Fund by showing how the Dynamic International Opportunity Fund’s average annual returns for each calendar year since the Dynamic International Opportunity Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Dynamic International Opportunity Fund’s average annual returns compare with those of a securities market index and an additional blended index over various periods of time. The indexes have characteristics relevant to the Dynamic International Opportunity Fund’s investment strategies. The performance information provided for the periods below reflects the performance of the Dynamic International Opportunity Fund’s prior investment adviser, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Adviser which was formed through a reorganization of the Innealta Division. Remember, the Dynamic International Opportunity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Dynamic International Opportunity Fund will perform in the future. Updated performance information will be available at no cost by calling the Dynamic International Opportunity Fund toll-free at 1-855-873-3837.

Performance Past Does Not Indicate Future [Text]	Remember, the Dynamic International Opportunity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Dynamic International Opportunity Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the risks of investing in the Dynamic International Opportunity Fund by showing how the Dynamic International Opportunity Fund’s average annual returns for each calendar year since the Dynamic International Opportunity Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Class I Shares1 Calendar Year Returns as of December 31,
Bar Chart [Table]
[1]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.

Bar Chart Closing [Text Block]	During the period shown in the bar chart, the best performance for a quarter was 17.80% (for the quarter ended June 30, 2020). The worst performance was -8.83% (for the quarter ended June 30, 2022).
Highest Quarterly Return, Label [Optional Text]	the best performance for a quarter
Highest Quarterly Return	17.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	The worst performance
Lowest Quarterly Return	(8.83%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Market Index Changed	As of December 31, 2024, the Fund’s primary benchmark changed from the MSCI ACWI ex USA Net (USD) Index to the Morningstar Global ex-US Target Market Exposure Net Return USD Index because the Adviser believes that the Morningstar Global ex-US Target Market Exposure Net Return USD Index better reflects the investment strategy of the Fund.
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Dynamic International Opportunity Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance [Table]
	One Year	Five Year	Ten Year*
Class I Shares
Return Before Taxes	26.95%	4.77%	7.21%
Return After Taxes on Distributions	25.75%	4.09%	6.67%
Return After Taxes on Distributions and Sale of Fund Shares	16.79%	3.69%	5.78%
Class N Shares
Return Before Taxes	26.62%	4.50%	6.94%
Morningstar Global ex-US Target Market Exposure Net Return USD** (reflects no deduction for fees, expenses or taxes)	31.87%	8.05%	8.54%
MSCI ACWI ex USA Index (USD) (reflects no deduction for fees, expenses or taxes)	32.38%	7.91%	8.41%
Dynamic International Blend Index 70/30 (reflects no deduction for fees, expenses or taxes)	24.34%	4.97%	6.46%

*	Class I and Class N shares of the Dynamic International Opportunity Fund commenced operations on December 30, 2011.

**	As of December 31, 2024, the Fund’s primary benchmark changed from the MSCI ACWI ex USA Net (USD) Index to the Morningstar Global ex-US Target Market Exposure Net Return USD Index because the Adviser believes that the Morningstar Global ex-US Target Market Exposure Net Return USD Index better reflects the investment strategy of the Fund. The MSCI ACWI ex USA Net (USD) Index will continue to be shown for a period of one year.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Dynamic International Opportunity Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.

The Morningstar Global ex-US Target Market Exposure Net Return USD Index measures the performance of large and mid-cap stocks in developed and emerging markets outside the U.S., representing the top 85% of the investable universe by float-adjusted market capitalization, with returns calculated in US dollars.

The MSCI ACWI ex USA Net (USD) Index is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

The Dynamic International Blend Index 70/30 represents a blend of 70% Morningstar Global ex-US Target Market Exposure Net Return Index (USD) / 30% Bloomberg Barclays Global Aggregate Bond Index. The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

Performance Availability Phone [Text]	1-855-873-3837
Dynamic U.S. Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in the Dynamic U.S. Opportunity Fund by showing how the Dynamic U.S. Opportunity Fund’s average annual returns for each calendar year since the Dynamic U.S. Opportunity Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Dynamic U.S. Opportunity Fund’s average annual returns compare with those of a securities market index and an additional blended index over various periods of time. The indexes have characteristics relevant to the Dynamic U.S. Opportunity Fund’s investment strategies. The performance information provided for the periods below reflects the performance of the Dynamic U.S. Opportunity Fund’s prior investment adviser, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Adviser which was formed through a reorganization of the Innealta Division. Remember, the Dynamic U.S. Opportunity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Dynamic U.S. Opportunity Fund will perform in the future. Updated performance information will be available at no cost by calling the Dynamic U.S. Opportunity Fund toll-free at 1-855-873-3837.

Performance Past Does Not Indicate Future [Text]	Remember, the Dynamic U.S. Opportunity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Dynamic U.S. Opportunity Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the risks of investing in the Dynamic U.S. Opportunity Fund by showing how the Dynamic U.S. Opportunity Fund’s average annual returns for each calendar year since the Dynamic U.S. Opportunity Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Class I Shares1 Calendar Year Returns as of December 31,
Bar Chart [Table]
[1]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.

Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 17.48% (for the quarter ended June 30, 2020). The worst performance was -15.85% (for the quarter ended December 31, 2018).

Highest Quarterly Return, Label [Optional Text]	the best performance for a quarter was
Highest Quarterly Return	17.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	The worst performance was
Lowest Quarterly Return	(15.85%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Dynamic U.S. Opportunity Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance [Table]
	One Year	Five Year	Ten Year*
Class I Shares
Return Before Taxes	16.27%	9.51%	11.04%
Return After Taxes on Distributions	11.74%	7.21%	9.20%
Return After Taxes on Distributions and Sale of Fund Shares	12.72%	7.18%	8.64%
Class N Shares
Return Before Taxes	15.98%	9.25%	10.77%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Dynamic U.S. Opportunity Blend Index 70/30 (reflects no deduction for fees, expenses or taxes)	14.75%	9.96%	11.05%

*	The Class I and Class N shares of the Dynamic U.S. Opportunity Fund commenced operations on December 30, 2011.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Dynamic U.S. Opportunity Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Dynamic U.S. Opportunity Blend Index 70/30 represents a blend of 70% S&P 500 Total Return Index and 30% Bloomberg Barclays US Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

Performance Availability Phone [Text]	1-855-873-3837